PIMCO Global Core Bond Hedged Portfolio Shareholder Fees	Dec. 31, 2025 USD ($)
Administrative Class [Member] | PIMCO Global Core Bond Hedged Portfolio | Administrative
Prospectus [Line Items]
Shareholder Fee, Other